                                       OPPENHEIMER NEW JERSEY MUNICIPAL FUND

                                      Supplement dated March 20, 2002 to the
                            Statement of Additional Information dated November 28, 2001

The Statement of Additional Information is revised to delete the Appendix B captioned "Industry Classifications"
and replace it with the following:

                                                    Appendix B

                                             Industry Classifications

Aerospace & Defense                                      Household Products
Air Freight & Couriers                                   Industrial Conglomerates
Airlines                                                 Insurance
Auto Components                                          Internet & Catalog Retail
Automobiles                                              Internet Software & Services
Banks                                                    Information Technology Consulting & Services
Beverages                                                Leisure Equipment & Products
Biotechnology                                            Machinery
Building Products                                        Marine
Chemicals                                                Media
Commercial Services & Supplies                           Metals & Mining
Communications Equipment                                 Multiline Retail
Computers & Peripherals                                  Multi-Utilities
Construction & Engineering                               Office Electronics
Construction Materials                                   Oil & Gas
Containers & Packaging                                   Paper & Forest Products
Distributors                                             Personal Products
Diversified Financials                                   Pharmaceuticals
Diversified Telecommunication Services                   Real Estate
Electric Utilities                                       Road & Rail
Electrical Equipment                                     Semiconductor Equipment & Products
Electronic Equipment & Instruments                       Software
Energy Equipment & Services                              Specialty Retail
Food & Drug Retailing                                    Textiles & Apparel
Food Products                                            Tobacco
Gas Utilities                                            Trading Companies & Distributors
Health Care Equipment & Supplies                         Transportation Infrastructure
Health Care Providers & Services                         Water Utilities
Hotels Restaurants & Leisure                             Wireless Telecommunication Services
Household Durables

March 20, 2002                                                                                           PX0395.008

                                      OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

                                      Supplement dated March 20, 2002 to the
                            Statement of Additional Information dated November 28, 2001

The Statement of Additional Information is revised to delete the Appendix B captioned "Industry Classifications"
and replace it with the following:

                                                    Appendix B

                                             Industry Classifications

Aerospace & Defense                                      Household Products
Air Freight & Couriers                                   Industrial Conglomerates
Airlines                                                 Insurance
Auto Components                                          Internet & Catalog Retail
Automobiles                                              Internet Software & Services
Banks                                                    Information Technology Consulting & Services
Beverages                                                Leisure Equipment & Products
Biotechnology                                            Machinery
Building Products                                        Marine
Chemicals                                                Media
Commercial Services & Supplies                           Metals & Mining
Communications Equipment                                 Multiline Retail
Computers & Peripherals                                  Multi-Utilities
Construction & Engineering                               Office Electronics
Construction Materials                                   Oil & Gas
Containers & Packaging                                   Paper & Forest Products
Distributors                                             Personal Products
Diversified Financials                                   Pharmaceuticals
Diversified Telecommunication Services                   Real Estate
Electric Utilities                                       Road & Rail
Electrical Equipment                                     Semiconductor Equipment & Products
Electronic Equipment & Instruments                       Software
Energy Equipment & Services                              Specialty Retail
Food & Drug Retailing                                    Textiles & Apparel
Food Products                                            Tobacco
Gas Utilities                                            Trading Companies & Distributors
Health Care Equipment & Supplies                         Transportation Infrastructure
Health Care Providers & Services                         Water Utilities
Hotels Restaurants & Leisure                             Wireless Telecommunication Services
Household Durables

March 20, 2002                                                                                           PX0740.010

                                     OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

                                      Supplement dated March 20, 2002 to the
                            Statement of Additional Information dated November 28, 2001

The Statement of Additional Information is revised to delete the Appendix B captioned "Industry Classifications"
and replace it with the following:

                                                    Appendix B

                                             Industry Classifications

Aerospace & Defense                                      Household Products
Air Freight & Couriers                                   Industrial Conglomerates
Airlines                                                 Insurance
Auto Components                                          Internet & Catalog Retail
Automobiles                                              Internet Software & Services
Banks                                                    Information Technology Consulting & Services
Beverages                                                Leisure Equipment & Products
Biotechnology                                            Machinery
Building Products                                        Marine
Chemicals                                                Media
Commercial Services & Supplies                           Metals & Mining
Communications Equipment                                 Multiline Retail
Computers & Peripherals                                  Multi-Utilities
Construction & Engineering                               Office Electronics
Construction Materials                                   Oil & Gas
Containers & Packaging                                   Paper & Forest Products
Distributors                                             Personal Products
Diversified Financials                                   Pharmaceuticals
Diversified Telecommunication Services                   Real Estate
Electric Utilities                                       Road & Rail
Electrical Equipment                                     Semiconductor Equipment & Products
Electronic Equipment & Instruments                       Software
Energy Equipment & Services                              Specialty Retail
Food & Drug Retailing                                    Textiles & Apparel
Food Products                                            Tobacco
Gas Utilities                                            Trading Companies & Distributors
Health Care Equipment & Supplies                         Transportation Infrastructure
Health Care Providers & Services                         Water Utilities
Hotels Restaurants & Leisure                             Wireless Telecommunication Services
Household Durables

March 20, 2002                                                                                           PX0795.013